Related party transactions - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Proceeds from related parties	¥ 0	$ 0	¥ 0	¥ 30,255,000
Repayment to related parties	0	$ 0	(31,355,000)	(890,000)
Jianping Kong
Related Party Transaction [Line Items]
Proceeds from related parties				17,670,000
Repayment to related parties			19,270,000
Amount due to	0		0
Qifeng Sun
Related Party Transaction [Line Items]
Proceeds from related parties				12,085,000
Repayment to related parties			12,085,000
Amount due to	0		0
Yingying Jin
Related Party Transaction [Line Items]
Proceeds from related parties				500,000
Repayment to related parties				890,000
Amount due to	0		0
Hangzhou Weiditu Technology Co., Ltd.
Related Party Transaction [Line Items]
Amount due to	0		0
Amount lent to			100,000	2,270,000
Amount collected from			4,490,000	¥ 1,560,000
Related Party Transaction, Purchases from Related Party			328,411
Payment made in amount			5,045,392
Accounts payable - related party	¥ 0		¥ 0